2. PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

2. PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	March 31, 2018	March 31, 2017
Furniture and office equipment, at cost	$376,907	$352,085
Accumulated depreciation	(349,355)	(322,862)
	$27,552	$29,223

Depreciation expense for the years ended March 31, 2018 and 2017 was $26,494 and $23,248, respectively.